Construction in Progress	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Construction in Progress

8. CONSTRUCTION IN PROGRESS

Construction in progress consists of direct costs of infrastructure construction at the Company’s gingko plantation including roads, fencing, security, electricity and an irrigation system. Capitalization of these costs will cease and the construction in progress will be transferred to fixed assets when all the activities necessary to prepare the assets for their intended use are substantially completed. No amortization will be recorded until construction is completed and the facilities are put into use.